Loans and Allowance for Loan Losses, Based on Impairment Review Method (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	$ 0	$ 0
Collectively evaluated for impairment	44,317	44,766
Total ending allowance balance	44,317	44,766	$ 44,170	$ 43,890
Loans [Abstract]
Individually evaluated for impairment	20,976	22,288
Collectively evaluated for impairment	4,041,220	3,851,808
Total ending loans balance	4,062,196	3,874,096
Commercial [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	3,999	4,048
Total ending allowance balance	3,999	4,048	4,324	4,929
Loans [Abstract]
Individually evaluated for impairment	1,437	1,424
Collectively evaluated for impairment	198,062	194,722
Total ending loans balance	199,499	196,146
1 to 4 Family Residential Real Estate [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	39,748	39,772
Total ending allowance balance	39,748	39,772	39,077	38,231
Loans [Abstract]
Individually evaluated for impairment	19,539	20,864
Collectively evaluated for impairment	3,832,157	3,645,384
Total ending loans balance	3,851,696	3,666,248
Installment [Member]
Ending allowance balance attributable to loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	570	946
Total ending allowance balance	570	946	$ 769	$ 730
Loans [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	11,001	11,702
Total ending loans balance	$ 11,001	$ 11,702